Shareholder Report, Average Annual Return (Details)	12 Months Ended
Feb. 28, 2026
Thornburg Core Plus Bond ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	6.17%
Thornburg Multi Sector Bond ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	6.49%
Thornburg International Equity ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	37.43%
Thornburg International Growth ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	3.42%
Bloomberg U.S. Aggregate Total Return Value Index USD
Average Annual Return [Line Items]
Average Annual Return, Percent	6.26%
Bloomberg U.S. Universal Total Return Index Value Unhedged
Average Annual Return [Line Items]
Average Annual Return, Percent	6.53%
MSCI EAFE Net Total Return USD Index
Average Annual Return [Line Items]
Average Annual Return, Percent	34.63%
MSCI EAFE Growth Net Total Return USD Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.65%